Company Information - Capital increases and other significant events (Details) € / shares in Units, € in Thousands, $ in Millions							1 Months Ended	12 Months Ended
	Sep. 05, 2023 EUR (€) € / shares shares	Aug. 31, 2023 EUR (€) shares	Aug. 30, 2023 EUR (€)	Dec. 08, 2022 EUR (€)	May 16, 2022 EUR (€) tranche	Jul. 15, 2020 USD ($)	Aug. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€) € / shares shares		Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)	[1]	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) contract	Jan. 18, 2024 EUR (€)	Dec. 15, 2023 EUR (€)	Jul. 01, 2022 EUR (€)	May 14, 2021 USD ($)
Company Information
Total amount of loan																€ 25,000
Gross proceeds | $						$ 107.7
Proceeds from issuance of shares		€ 30,600
Net proceeds from issuing shares		€ 28,000						€ 28,079	[1]	€ 8,827	[1]	€ 25,475
Loan obtained										30,209
Number of shares issued during the period | shares		9,618,638
Par value per share | € / shares								€ 0.01
Proceeds from issuing shares		€ 30,600
Issue of royalty certificates								€ 5,100
Foreign currency forwards
Company Information
Total amount of loan | $															$ 60.0				$ 60.0
Number of contracts expired | contract															3
Pierre Broqua
Company Information
Amount payable to related parties for transfer of patent intellectual property rights, unconditional amount								50
Amount payable to related parties for transfer of patent intellectual property rights, conditional amount								€ 50
Pierre Broqua | Maximum
Company Information
Amount payable to related parties for transfer of patent intellectual property rights																	€ 100
ATM
Company Information
Gross proceeds | $														$ 31.9
Number of shares issued during the period | shares								1,260,618
August 2023
Company Information
Gross proceeds from issuance of equity and royalty certificates							€ 35,700
Proceeds from issuance of shares	€ 30,600
Payments for debt issue costs							2,500
Net proceeds from issuance of equity and royalty certificates							€ 28,000
Number of shares issued during the period | shares	9,618,638
Par value per share | € / shares	€ 0.01
Subscription Price Per Share | € / shares	€ 3.18
Proceeds from issuing shares	€ 30,600
Issue of royalty certificates	€ 5,100
Percentage of discount to volume weighted average trading price	0.22%
August 2023 | Lanifibranor
Company Information
Percentage of right annual royalties on future sales for royalty certificate holders			2.00%
Maximum royalties payable to royalty certificate holders			€ 92,100
Term of royalty certificate			15 years
Finance contract with EIB
Company Information
Total amount of loan					€ 50,000
Number of equal tranches | tranche					2
Notional amount per tranche					€ 25,000
Finance contract with EIB | Warrant agreement with the European Investment Bank
Company Information
Total amount of loan																		€ 50,000
Finance contract with EIB, first tranche (Tranche A)
Company Information
Aggregate amount to be received under the conditions precedent to the EIB Financing					€ 18,000
Interest rate				8.00%	8.00%
Maturity term after the disbursement of the tranche				4 years	4 years
Loan obtained				€ 25,000
Finance contract with EIB, second tranche (Tranche B)
Company Information
Total amount of loan										€ 25,000
Aggregate amount to be received under the conditions precedent to the EIB Financing					€ 70,000
Minimum upfront payments for out-licensing, partnership or royalty transaction					€ 10,000
Interest rate					7.00%
Maturity term after the disbursement of the tranche					3 years

[1]	Including subscriptions to BSA share warrants for €2 thousand, €0 thousand, and €49 thousand for the period ended December 31, 2023, December 31, 2022, and December 31, 2021 respectively.